TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

October 4, 2011

Filed Via EDGAR (CIK 0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:  Templeton Global Investment Trust (Registrant)

File Nos. 033-73244 and 811-08226

Dear Sir or Madam:

Submitted herewith for filing pursuant to Rule 497(c) under the Securities Act of 1933, is the Prospectus and Statement of Additional Information for Templeton Emerging Markets Balanced Fund, a series of Templeton Global Investment Trust, dated October 3, 2011.

Sincerely yours,

Templeton Global Investment Trust

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

RCR:dmm